RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES Pembina enters into transactions with related parties in the normal course of business and all transactions are measured at their exchange amount, unless otherwise noted. Pembina contracts capacity from certain of its equity accounted investees, advances funds to support operations, provides letters of credit, including financial guarantees, and provides services, on a cost recovery basis, to certain equity accounted investees. A summary of the significant related party transactions are as follows:
Equity Accounted Investees

($ millions)	2022	2021
For the years ended December 31:
Services provided(1)	269	162
Services received	26	31
Interest income	—	15
As at December 31:
Advances to related parties(2)	22	8
Trade receivables and other	42	7
Trade payables and other(3)	150	27
(1)    Services provided by Pembina include payments made by Pembina on behalf of related parties.
(2)    During the year ended December 31, 2022, Fort Corp. repaid advances of $5 million (2021: $5 million). During the year ended December 31, 2022, Pembina reversed U.S. $14 million of previous impairments on its advances to Ruby (see Note 10 for further information). During the year ended December 31, 2021, Pembina advanced U.S. $10 million and recognized an impairment of U.S. $10 million on its advances to Ruby.
(3)    As at December 31, 2022, trade payables and other includes U.S. $102 million related to the Ruby Settlement Agreement with Ruby. See Note 10 for further information.
Key Management Personnel and Director Compensation
Key management consists of Pembina's directors and certain key officers.
Compensation
In addition to short-term employee benefits, including salaries, director fees and short-term incentives, Pembina also provides key management personnel with share-based compensation, contributes to post employment pension plans and provides car allowances, parking and business club memberships.
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2022	2021
Short-term employee benefits	12	9
Share-based compensation and other(1)	34	53
Total compensation of key management	46	62
(1)    Includes termination benefits.
Transactions
Key management personnel and directors of Pembina control less than one percent of the voting common shares of Pembina (consistent with the prior year). Certain directors and key management personnel also hold Pembina preferred shares. Dividend payments received for the common and preferred shares held are commensurate with other non-related holders of those instruments.
Certain officers are subject to employment agreements in the event of termination without just cause or change of control.
Post-Employment Benefit Plans
Pembina has significant influence over the pension plans for the benefit of their respective employees. No balance payable is outstanding at December 31, 2022 (2021: nil).

($ millions)		Transaction Value Years Ended December 31
Post-employment benefit plan	Transaction	2022	2021
Defined benefit plan	Funding	15	23